Business Combinations - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 16, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2018
Business Combinations [Abstract]
Cash	$ 2,179				$ 39
Cash - restricted	611
Accounts Receivable	378				1
Inventory	260				28
Other current assets	1,235				24
Property & equipment	8,520				1,126
Intangible assets	117,124
Other assets	199				4
Accounts payable - trade	(1,952)
Accrued expenses	(1,057)
Gift card liability	(292)
Revolving line of credit	(3,012)
Current portion of deferred franchise fees	(521)
Other deposit	(907)
Deferred initial franchise fees, net of current portion	(2,531)
Notes payable	(2,889)
Net tangible and identifiable intangible assets acquired	117,345				892
Consideration paid	236,887
Goodwill	$ 119,542	$ 123,367	$ 119,542	$ 398	$ 397